Performance Management	Dec. 23, 2025
THOR Equal Weight Low Volatility ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Index and a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thorfunds.com or by calling 1-800-974-6964.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	9/30/2024	8.11%
Worst Quarter:	9/30/2023	(3.99)%
The Fund’s year-to-date return as of September 30, 2025 was 9.35%.
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	9.35%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	8.11%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(3.99%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (9/12/22)
Return before taxes	9.54%	6.27%
Return after taxes on distributions	9.00%	5.57%
Return after taxes on distributions and sale of Fund shares	5.66%	4.58%
S&P 500 TR Index(1)	25.02%	18.67%
THOR Equal Weight Low Volatility Index(2)	9.57%	6.69%

(1)	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

(2)	The THOR Equal Weight Low Volatility Index gains exposure to U.S. large cap equities while attempting to lower volatility by avoiding sectors that are currently in a down trending cycle. The Index measures the price trends and historic volatility of the Select List over the medium term. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
Performance Availability Phone [Text]	1-800-974-6964
THOR Index Rotation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.thorfunds.com or by calling 1-800-974-6964.

Performance One Year or Less [Text]	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.thorfunds.com
Performance Availability Phone [Text]	1-800-974-6964